Related Party Transactions - Schedule of Amounts Owed From and to Related Parties (Parenthetical) (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Aug. 31, 2017 CNY (¥)	Aug. 31, 2017 USD ($)	Aug. 31, 2016 CNY (¥)	Aug. 31, 2015 CNY (¥)	Aug. 31, 2017 USD ($)
Related Party Transaction [Line Items]
Advance loan to related parties	¥ 144,560	$ 21,940	¥ 716,788	¥ 262,490
Repayments from related parties	229,237	$ 34,792	872,130	¥ 241,562
Additional interest in subsidiaries of non-controlling interests and settlement of distribution	(64,866)
Amounts due to related parties	76,433		66,855		$ 11,600
Guangdong Teng An Mechanics and Electrics Engineering Co., Ltd.
Related Party Transaction [Line Items]
Amounts due to related parties	8,013		12,424
Related Parties
Related Party Transaction [Line Items]
Additional interest in subsidiaries of non-controlling interests and settlement of distribution	47,879
Construction Services | Guangdong Teng An Mechanics and Electrics Engineering Co., Ltd. | Ms. H
Related Party Transaction [Line Items]
Amounts due to related parties	¥ 8,013		¥ 12,424